Disposals of subsidiaries and Disposal Groups Held for Sale	12 Months Ended
Dec. 31, 2017
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Disposals of subsidiaries and Disposal Groups Held for Sale
7.	Disposals of subsidiaries and Disposal Groups Held for Sale

7.1. Disposal of subsidiaries

2016

Disposal of Processingovyi Tsentr Rapida LLC

In December 2016 the Group entered into an agreement to sell its entire share in its non-core business Processingovyi Tsentr Rapida LLC a 100% subsidiary. Since the date of loss of control Processingovyi Tsentr Rapida LLC was deconsolidated from the Group’s financial statements.

The loss from the disposal was calculated as the difference between:

(i)	The fair value of the consideration received
(ii)	the carrying value of net liabilities disposed of, as of the date of the transaction
(iii)	and result from disposal of indemnity asset related to subsidiary

Net liabilities of Processingovyi Tsentr Rapida LLC derecognized on disposal	230
Disposal of indemnity asset related to the subsidiary	(240)

Loss on disposal	(10)

Loss on disposal of Processingovyi Tsentr Rapida LLC is neutral for tax purposes.

Below are the assets and liabilities of Processingovyi Tsentr Rapida LLC as of date of disposal:

Processingovyi Tsentr Rapida LLC
Assets:
Other current assets	13

Total assets	13

Liabilities:
Income tax payable	240
Other current liabilities	3

Total liabilities	243

7.2. Disposal Groups Held for Sale

Sale of QIWI WALLET EUROPE SIA

In December 2016 the BOD of the Group decided to sell QIWI WALLET EUROPE SIA.The subsidiary was recognized in a disposal group as of December 31, 2016 and all its assets and liabilities were classified as held for sale. Although in the end of 2017 the Group entered into a contract to sell QIWI WALLET EUROPE SIA, but, the control over the entity was not transferred as of December 31, 2017. No impairment was recognized upon reclassification of the subsidiary as a disposal group.